UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6454

Fidelity Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Michigan Municipal Income Fund Fidelity® Michigan Municipal Money Market Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Michigan Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	35.0
Health Care	26.2
Transportation	10.7
Education	9.2
Water & Sewer	6.3

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	3.4%
AA,A	88.1%
BBB	2.6%
Not Rated	2.0%
Short-Term Investments and Net Other Assets	3.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Michigan Municipal Income Fund

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Guam - 0.9%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,113,940
Series C, 5% 10/1/21 (a)	2,920,000	3,047,575
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,294,603

TOTAL GUAM		5,456,118

Michigan - 96.1%
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	386,000	399,807
Battle Creek School District Series 2016:
5% 5/1/35	2,240,000	2,523,763
5% 5/1/36	1,500,000	1,685,580
5% 5/1/37	1,175,000	1,319,513
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,137,090
5% 11/1/26	1,000,000	1,133,020
5% 11/1/27	700,000	793,114
5% 11/1/28	250,000	282,678
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	2,883,523
5% 5/1/29	1,250,000	1,428,125
5% 5/1/30	1,250,000	1,424,788
5% 5/1/34	2,475,000	2,784,969
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	970,000	984,463
Chippewa Valley Schools:
Series 2016 A:
5% 5/1/32	1,000,000	1,136,280
5% 5/1/33	1,000,000	1,132,760
5% 5/1/34	1,075,000	1,213,181
5% 5/1/35	775,000	871,914
Series 2016, 5% 5/1/25	1,420,000	1,649,245
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,698,750
5% 5/1/28	1,745,000	1,984,344
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,932,000
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/24	5,000,000	5,499,500
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	1,400,000	1,400,000
Series 2006, 5% 7/1/36	10,000	10,023
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	2,700,000	2,842,452
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,137,400
5% 10/1/22 (FSA Insured)	2,645,000	2,872,920
5% 10/1/26 (FSA Insured)	4,850,000	5,205,651
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,452,140
5% 5/1/26 (FSA Insured)	1,385,000	1,586,088
5% 5/1/27 (FSA Insured)	1,425,000	1,626,153
Ferris State Univ. Rev. Series 2016, 5% 10/1/41	2,000,000	2,249,720
Forest Hills Pub. Schools:
5% 5/1/19	1,375,000	1,414,421
5% 5/1/20	1,575,000	1,667,815
5% 5/1/21	1,575,000	1,707,410
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,647,788
Grand Rapids Pub. Schools 5% 5/1/29 (FSA Insured)	480,000	556,776
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	559,859
5% 1/1/32	235,000	275,916
5% 1/1/33	250,000	292,395
5% 1/1/34	550,000	640,299
5% 1/1/35	400,000	464,596
5% 1/1/38	655,000	757,848
5% 1/1/43	2,100,000	2,416,680
5% 1/1/48	1,000,000	1,147,260
Series 2012, 5% 1/1/37	1,250,000	1,387,688
Series 2014:
5% 1/1/27	1,300,000	1,489,592
5% 1/1/29	800,000	913,552
5% 1/1/30	2,000,000	2,278,320
Series 2016, 5% 1/1/37	1,250,000	1,415,775
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	287,133
5% 1/1/32	320,000	365,206
5% 1/1/33	550,000	628,095
5% 1/1/34	500,000	568,830
5% 1/1/35	920,000	1,044,660
5% 1/1/36	385,000	436,336
5% 1/1/41	2,190,000	2,461,691
5% 1/1/46	800,000	892,456
Grand Traverse County Hosp. Fin. Auth.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,192,800
Series 2014 A, 5% 7/1/47	1,400,000	1,507,954
Grand Valley Michigan State Univ. Rev. Series 2014 B:
5% 12/1/25	500,000	568,220
5% 12/1/26	1,900,000	2,171,263
5% 12/1/28	1,800,000	2,043,306
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/30	2,000,000	2,285,500
Series 2016 C, 5% 7/1/31	7,000,000	7,861,560
Hudsonville Pub. Schools:
Series 2017:
5% 5/1/29	625,000	726,550
5% 5/1/30	1,000,000	1,158,260
5% 5/1/31	430,000	496,968
5% 5/1/32	1,200,000	1,380,852
5% 5/1/34	1,000,000	1,141,560
5% 5/1/35	1,000,000	1,139,080
4% 5/1/24	1,220,000	1,314,221
4% 5/1/25	500,000	533,660
5% 5/1/20	1,000,000	1,056,520
5% 5/1/22	600,000	664,128
5.25% 5/1/41 (Pre-Refunded to 5/1/21 @ 100)	1,750,000	1,914,675
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	1,914,902
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (Pre-Refunded to 6/1/20 @ 100)	2,250,000	2,387,700
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	780,000	879,824
5% 5/15/29	2,500,000	2,808,825
5% 5/15/30	7,380,000	8,264,419
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,369,729
5% 1/1/29	4,390,000	5,049,817
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,513,650
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,052,440
4% 5/1/22	1,000,000	1,066,470
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,620,060
Lake Orion Cmnty. School District:
5% 5/1/23	1,915,000	2,157,382
5% 5/1/25	3,275,000	3,776,992
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,477,150
Lansing Cmnty. College:
Series 2012:
5% 5/1/25	350,000	387,272
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,190,000	1,321,816
5% 5/1/23	1,135,000	1,259,839
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35 (Pre-Refunded to 11/15/21 @ 100)	3,030,000	3,420,506
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,345,375
5% 5/1/29	1,430,000	1,647,546
5% 5/1/31	500,000	572,660
5% 5/1/32	1,000,000	1,141,570
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/28	1,200,000	1,424,784
5% 5/1/29	1,000,000	1,180,410
5% 5/1/30	2,000,000	2,353,940
5% 5/1/31	1,000,000	1,174,400
5% 5/1/32	1,500,000	1,757,745
5% 5/1/33	2,100,000	2,451,897
5% 5/1/34	1,750,000	2,034,340
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	885,409
5% 7/1/30	900,000	1,018,899
5% 7/1/31	780,000	881,283
5% 7/1/32	1,000,000	1,127,590
5% 7/1/33	705,000	792,300
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	8,056,708
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,088,920
Series 2016:
6% 10/15/38	165,000	167,076
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	1,805,000	1,828,609
Series IA, 5.375% 10/15/41	3,000,000	3,299,010
5% 4/15/33	5,000,000	5,667,150
5% 4/15/38	3,000,000	3,371,010
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	3,030,000	3,069,632
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016:
5% 11/15/24	2,940,000	3,342,221
5% 11/15/27	2,530,000	2,920,075
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,350,563
5% 1/1/40	3,000,000	3,219,180
(Kalamazoo College Proj.) Series 2018:
5% 12/1/29 (b)	1,005,000	1,172,493
5% 12/1/34 (b)	735,000	842,031
5% 12/1/38 (b)	735,000	833,733
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,105,510
(Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/39	540,000	595,318
(Trinity Health Proj.) Series 2017:
5% 12/1/29	500,000	585,925
5% 12/1/30	710,000	830,104
5% 12/1/37	5,000,000	5,726,250
(Trinity Health Proj.) Series 2015, 5% 12/1/33	1,220,000	1,332,948
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	138,343
Series 2012:
5% 11/15/24	660,000	733,907
5% 11/15/25	1,000,000	1,108,900
5% 11/1/26	6,425,000	7,118,772
5% 11/15/26	800,000	885,720
5% 11/15/36	6,220,000	6,813,388
5% 11/1/42	2,000,000	2,166,200
5% 11/15/42	3,120,000	3,385,481
Series 2013:
5% 10/1/25	1,255,000	1,408,524
5% 8/15/30	4,105,000	4,528,472
Series 2014 H1:
5% 10/1/22	1,000,000	1,083,260
5% 10/1/25	2,250,000	2,527,583
5% 10/1/39	4,725,000	5,262,091
Series 2014:
5% 6/1/25	1,000,000	1,134,800
5% 6/1/26	700,000	792,715
5% 6/1/27	700,000	790,671
Series 2015 C:
5% 7/1/26	570,000	638,394
5% 7/1/27	1,215,000	1,353,498
5% 7/1/28	1,500,000	1,667,010
5% 7/1/35	1,000,000	1,095,600
Series 2015 D1:
5% 7/1/34	1,250,000	1,381,763
5% 7/1/35	500,000	551,720
Series 2015:
5% 11/15/26	2,250,000	2,570,783
5% 11/15/27	3,500,000	3,984,890
5% 11/15/28	1,855,000	2,104,553
Series 2016 A, 5% 11/1/44	6,190,000	6,806,276
Series 2016:
5% 11/15/23	4,500,000	5,061,600
5% 11/15/26	1,010,000	1,170,600
5% 1/1/29	1,000,000	1,125,480
5% 11/15/29	2,950,000	3,376,541
5% 1/1/30	1,000,000	1,119,100
5% 1/1/31	1,170,000	1,306,048
5% 1/1/32	1,895,000	2,104,701
5% 1/1/33	1,915,000	2,116,209
5% 1/1/34	1,385,000	1,525,702
5% 11/15/41	11,710,000	12,965,078
5.25% 12/1/41	4,000,000	4,566,000
5% 12/1/27	1,090,000	1,169,243
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	10,766
Michigan Hosp. Fin. Auth. Rev.:
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	3,893,116
(Trinity Health Proj.) Series 2008 C:
5% 12/1/29	1,150,000	1,347,628
5% 12/1/30	1,700,000	1,987,572
5% 12/1/31	3,000,000	3,499,410
Bonds Series 2010 F4, 1.95%, tender 4/1/20 (c)	5,530,000	5,528,065
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,047,194
Series 2016:
5% 11/15/46	3,500,000	3,953,635
5% 11/15/47	18,000,000	20,318,745
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	165,000	168,462
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	385,000	401,251
Michigan State Univ. Revs. Series 2013 A, 5% 8/15/41	1,125,000	1,250,123
Michigan Strategic Fund Ltd. Oblig. Rev. (Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,952,176
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,285,900
5% 3/1/25	1,225,000	1,342,269
5% 3/1/26	1,290,000	1,409,209
5% 3/1/37	4,000,000	4,325,800
Series 2013 A:
5% 3/1/25	995,000	1,110,271
5% 3/1/26	1,620,000	1,796,337
5% 3/1/27	815,000	902,205
5% 3/1/38	2,900,000	3,176,863
Series 2014:
5% 3/1/28	335,000	374,627
5% 3/1/29	525,000	585,349
5% 3/1/39	3,000,000	3,308,490
Series 2016:
5% 3/1/28	1,150,000	1,322,466
5% 3/1/41	3,475,000	3,881,853
5% 3/1/47	5,000,000	5,563,900
Portage Pub. Schools Series 2016:
5% 11/1/32	2,500,000	2,853,925
5% 11/1/34	1,250,000	1,415,750
5% 11/1/35	1,300,000	1,466,595
5% 11/1/39	755,000	845,638
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,403,380
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740,000	761,023
5% 5/1/29	1,625,000	1,858,708
5% 5/1/30	1,700,000	1,938,119
5% 5/1/31	1,500,000	1,711,230
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	890,113
5% 5/1/25	1,000,000	1,153,280
5% 5/1/26	1,385,000	1,585,146
5% 5/1/24	570,000	651,464
5% 5/1/25	1,640,000	1,891,379
5% 5/1/26	1,715,000	1,962,835
5% 5/1/27	1,795,000	2,047,180
5% 5/1/28	1,885,000	2,143,547
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	3,462,401
Series 2014 D:
5% 9/1/26	1,000,000	1,124,990
5% 9/1/27	1,175,000	1,317,257
5% 9/1/28	1,870,000	2,089,108
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,265,700
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,648,013
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,048,980
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,776,663
5% 5/1/24	3,200,000	3,657,344
5% 5/1/25	2,355,000	2,720,755
Univ. of Michigan Rev. Series 2017 A, 5% 4/1/42	5,000,000	5,797,300
Warren Consolidated School District:
Series 2016 B, 5% 5/1/26	5,365,000	6,201,564
Series 2016:
5% 5/1/23	810,000	912,522
5% 5/1/33	5,410,000	6,063,420
5% 5/1/34	5,630,000	6,285,276
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	804,728
4% 5/1/24 (FSA Insured)	750,000	808,103
4% 5/1/25 (FSA Insured)	500,000	539,295
Series 2018:
5% 5/1/29	415,000	478,682
5% 5/1/30	550,000	630,894
5% 5/1/32	1,100,000	1,257,806
5% 5/1/34	1,175,000	1,334,048
5% 5/1/35	1,200,000	1,356,000
5% 5/1/36	1,000,000	1,128,220
5% 5/1/37	1,300,000	1,465,529
5% 5/1/38	800,000	900,440
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,203,900
5% 12/1/25	5,120,000	5,682,995
Series 2010 A, 5% 12/1/18 (a)	1,500,000	1,520,100
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,464,450
5% 12/1/22 (a)	5,260,000	5,708,836
Series 2012 A:
5% 12/1/22	2,220,000	2,479,918
5% 12/1/23	2,300,000	2,575,448
Series 2014 C:
5% 12/1/29 (a)	720,000	802,512
5% 12/1/31 (a)	860,000	952,742
5% 12/1/34 (a)	1,655,000	1,821,361
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,156,231
Series 2015 F:
5% 12/1/25 (a)	2,735,000	3,137,100
5% 12/1/27 (a)	4,810,000	5,455,117
Series 2015 G:
5% 12/1/35	5,435,000	6,102,472
5% 12/1/36	5,760,000	6,455,232
Series 2017 A:
5% 12/1/37	545,000	618,940
5% 12/1/42	1,455,000	1,651,149
Series 2017 B, 5% 12/1/47 (a)	450,000	499,901
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	2,640,000	2,849,062
5% 5/1/25 (Pre-Refunded to 5/1/21 @ 100)	1,670,000	1,810,865
5% 5/1/26	1,225,000	1,319,546
5% 5/1/26 (Pre-Refunded to 5/1/21 @ 100)	775,000	840,371
Series 2014 1:
5% 5/1/30	725,000	816,836
5% 5/1/32	500,000	559,320
5% 5/1/34	900,000	1,001,655
5% 5/1/35	250,000	277,955
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	367,418
5% 11/15/26	400,000	459,016
5% 11/15/28	650,000	740,155
5% 11/15/29	750,000	850,733
5% 11/15/30	855,000	968,766
5% 11/15/31	700,000	791,392
Series 2015 A:
5% 11/15/26	1,000,000	1,144,590
5% 11/15/28	2,505,000	2,847,008
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,221,496
5% 5/1/38	5,670,000	6,421,842
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,468,386
5% 5/1/30	1,550,000	1,738,356
5% 5/1/32	1,750,000	1,954,960
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,141,160
5% 5/1/28 (FSA Insured)	500,000	568,580
5% 5/1/29 (FSA Insured)	1,000,000	1,133,830
5% 5/1/30 (FSA Insured)	1,000,000	1,131,180

TOTAL MICHIGAN		614,830,365

TOTAL MUNICIPAL BONDS
(Cost $613,331,825)		620,286,483

Municipal Notes - 1.9%
Michigan - 1.9%
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 1.61% 7/2/18, VRDN (c)	9,000,000	$9,000,000
Univ. of Michigan Rev. Series 2012 D1, 1.4% 7/2/18, VRDN (c)	3,500,000	3,500,000

TOTAL MICHIGAN

(Cost $12,500,000)		12,500,000

TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $625,831,825)		632,786,483
NET OTHER ASSETS (LIABILITIES) - 1.1%		6,746,283
NET ASSETS - 100%		$639,532,766

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	35.0%
Health Care	26.2%
Transportation	10.7%
Education	9.2%
Water & Sewer	6.3%
Escrowed/Pre-Refunded	5.3%
Others* (Individually Less Than 5%)	7.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $625,831,825)		$632,786,483
Cash		4,589,175
Receivable for fund shares sold		335,890
Interest receivable		5,775,492
Other receivables		2,012
Total assets		643,489,052
Liabilities
Payable for investments purchased on a delayed delivery basis	$2,847,840
Payable for fund shares redeemed	437,245
Distributions payable	392,103
Accrued management fee	189,823
Other affiliated payables	61,698
Other payables and accrued expenses	27,577
Total liabilities		3,956,286
Net Assets		$639,532,766
Net Assets consist of:
Paid in capital		$631,600,217
Undistributed net investment income		36,729
Accumulated undistributed net realized gain (loss) on investments		941,162
Net unrealized appreciation (depreciation) on investments		6,954,658
Net Assets, for 53,419,473 shares outstanding		$639,532,766
Net Asset Value, offering price and redemption price per share ($639,532,766 ÷ 53,419,473 shares)		$11.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$10,337,393
Expenses
Management fee	$1,161,498
Transfer agent fees	294,292
Accounting fees and expenses	76,698
Custodian fees and expenses	2,515
Independent trustees' fees and expenses	1,421
Registration fees	20,447
Audit	26,981
Legal	4,624
Miscellaneous	2,708
Total expenses before reductions	1,591,184
Expense reductions	(4,539)
Total expenses after reductions		1,586,645
Net investment income (loss)		8,750,748
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		983,780
Total net realized gain (loss)		983,780
Change in net unrealized appreciation (depreciation) on investment securities		(14,413,057)
Net gain (loss)		(13,429,277)
Net increase (decrease) in net assets resulting from operations		$(4,678,529)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,750,748	$18,255,773
Net realized gain (loss)	983,780	3,506,039
Change in net unrealized appreciation (depreciation)	(14,413,057)	13,813,180
Net increase (decrease) in net assets resulting from operations	(4,678,529)	35,574,992
Distributions to shareholders from net investment income	(8,750,332)	(18,249,642)
Distributions to shareholders from net realized gain	(276,896)	(2,430,358)
Total distributions	(9,027,228)	(20,680,000)
Share transactions
Proceeds from sales of shares	41,535,529	118,463,304
Reinvestment of distributions	6,447,794	14,106,104
Cost of shares redeemed	(75,127,396)	(118,716,731)
Net increase (decrease) in net assets resulting from share transactions	(27,144,073)	13,852,677
Total increase (decrease) in net assets	(40,849,830)	28,747,669
Net Assets
Beginning of period	680,382,596	651,634,927
End of period	$639,532,766	$680,382,596
Other Information
Undistributed net investment income end of period	$36,729	$36,313
Shares
Sold	3,460,748	9,760,527
Issued in reinvestment of distributions	538,975	1,162,710
Redeemed	(6,269,600)	(9,797,566)
Net increase (decrease)	(2,269,877)	1,125,671

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.22	$11.94	$12.38	$12.33	$11.70	$12.54
Income from Investment Operations
Net investment income (loss)A	.161	.333	.352	.387	.422	.437
Net realized and unrealized gain (loss)	(.246)	.324	(.364)	.050	.642	(.777)
Total from investment operations	(.085)	.657	(.012)	.437	1.064	(.340)
Distributions from net investment income	(.160)	(.333)	(.353)	(.387)	(.421)	(.436)
Distributions from net realized gain	(.005)	(.044)	(.075)	–	(.013)	(.064)
Total distributions	(.165)	(.377)	(.428)	(.387)	(.434)	(.500)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$11.97	$12.22	$11.94	$12.38	$12.33	$11.70
Total ReturnC,D	(.68)%	5.57%	(.16)%	3.61%	9.23%	(2.75)%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.49%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.49%F	.48%	.49%	.49%	.48%	.48%
Expenses net of all reductions	.49%F	.48%	.48%	.49%	.48%	.48%
Net investment income (loss)	2.70%F	2.74%	2.83%	3.15%	3.49%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$639,533	$680,383	$651,635	$634,206	$569,796	$528,289
Portfolio turnover rate	14%F	12%	25%	11%	12%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/18
1 - 7	82.5
8 - 30	1.5
31 - 60	2.7
61 - 90	1.4
91 - 180	3.2
>180	8.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2018
Variable Rate Demand Notes (VRDNs)	47.3%
Tender Option Bond	28.6%
Other Municipal Security	16.4%
Investment Companies	7.7%

Current 7-Day Yields

6/30/18
Fidelity® Michigan Municipal Money Market Fund	1.00%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Michigan Municipal Money Market Fund

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.3%
	Principal Amount	Value
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.68% 7/6/18, VRDN (a)(b)	$1,100,000	$1,100,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.66% 7/6/18, VRDN (a)(b)	300,000	300,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 1.61% 7/6/18, VRDN (b)	200,000	200,000
Michigan - 46.3%
Central Michigan Univ. Rev. Series 2008 A, 1.53% 7/6/18, LOC JPMorgan Chase Bank, VRDN (b)	3,975,000	3,975,000
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 1.55% 7/6/18, LOC JPMorgan Chase Bank, VRDN (b)(c)	18,325,000	18,325,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 1.5% 7/6/18, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,740,000	17,740,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 1.51% 7/6/18, LOC Bank of New York, New York, VRDN (b)	600,000	600,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 1.63% 7/6/18, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,500,000	1,500,000
(Hosp. Proj.) Series 2016 E2, 1.58% 7/6/18, VRDN (b)	19,100,000	19,100,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 1.55% 7/6/18, LOC JPMorgan Chase Bank, VRDN (b)	7,800,000	7,800,000
Michigan State Univ. Revs. Series 2000 A, 1.51% 7/6/18 (Liquidity Facility Northern Trust Co.), VRDN (b)	14,795,000	14,795,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 1.61% 7/2/18, VRDN (b)	13,700,000	13,700,000
(Consumers Energy Co. Proj.) 1.52% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,200,000	18,200,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 1.58% 7/2/18, LOC Comerica Bank, VRDN (b)	15,200,000	15,200,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.55% 7/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	18,500,000	18,500,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 1.6% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,800,000	1,800,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 1.52% 7/6/18, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	20,375,000	20,375,000
		171,610,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.68% 7/6/18, VRDN (a)(b)	600,000	600,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.66% 7/6/18, VRDN (a)(b)	200,000	200,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.65% 7/6/18, VRDN (a)(b)	800,000	800,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.65% 7/6/18, VRDN (a)(b)	500,000	500,000
		1,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $175,310,000)		175,310,000

Tender Option Bond - 28.6%
California - 0.6%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch)(b)(d)	2,200,000	2,200,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	900,000	900,000
Florida - 0.7%
Central Fla Expwy Auth. Rev.:
Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	1,100,000	1,100,000
Participating VRDN Series Floaters 004, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,600,000	1,600,000
		2,700,000
Illinois - 0.8%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,100,000	2,100,000
Series Floaters 006, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	900,000	900,000
		3,000,000
Michigan - 25.4%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	6,700,000	6,700,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series Floaters XF 26 12, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (b)(d)	4,000,000	4,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 1.55% 7/6/18 (Liquidity Facility Citibank NA) (b)(d)	800,000	800,000
Series Floaters XM 03 92, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	7,600,000	7,600,000
Series Floaters XM 04 65, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	5,800,000	5,800,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.56% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000,000	5,000,000
Series 16 XM0223, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (b)(d)	1,010,000	1,010,000
Series 16 ZM0166, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(d)	8,500,000	8,500,000
Series RBC 2016 XM0132, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(d)	13,165,000	13,165,000
Series RBC 2016 ZM0131, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(d)	4,000,000	4,000,000
Series XM 04 72, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (b)(d)	3,750,000	3,750,000
Series XX 1043, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,600,000	1,600,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series Floaters XM 04 08, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	4,475,000	4,475,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series ZF 06 55, 1.54% 7/6/18 (Liquidity Facility Bank of America NA) (b)(d)	3,800,000	3,800,000
Michigan St Hsg. Dev. Auth. Singl Participating VRDN Series Floaters 017, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,400,000	4,400,000
RIB Floater Trust Various States Participating VRDN Series Floaters 008, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,900,000	3,900,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	5,977,000	5,977,000
Series 15 XF2205, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (b)(d)	5,300,000	5,300,000
Series Floaters ZF 05 90, 1.54% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	4,300,000	4,300,000
		94,077,000
Montana - 0.4%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,600,000	1,600,000
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	295,000	295,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	200,000	200,000
		495,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	500,000	500,000
Texas - 0.1%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	100,000	100,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	400,000	400,000
		500,000
TOTAL TENDER OPTION BOND
(Cost $105,972,000)		105,972,000

Other Municipal Security - 16.4%
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.7% tender 7/17/18, CP mode	200,000	200,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 1.6% tender 8/10/18, CP mode	300,000	300,000
Series 92, 1.5% tender 7/9/18, CP mode	200,000	200,000
		500,000
Michigan - 15.8%
Grand Rapids San. Swr. Sys. Rev. Bonds Series 2018, 5% 1/1/19	1,125,000	1,143,589
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.76%, tender 1/25/19 (b)(f)	17,915,000	17,915,000
Michigan Bldg. Auth. Rev.:
Bonds:
Series 2013 A, 5% 4/15/19	1,250,000	1,281,422
Series 2016, 6% 10/15/18 (Pre-Refunded to 10/15/18 @ 100)	3,800,000	3,848,949
6% 10/15/18 (Pre-Refunded to 10/15/18 @ 100)	3,700,000	3,747,665
Series 7, 1.65% 9/13/18, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	3,000,000	3,000,000
Michigan Fin. Auth. Rev. Bonds:
(Unemployment Comp Oblg Asmt Proj.) Series 2012 A:
5% 7/1/18	1,900,000	1,900,000
5% 7/1/19	300,000	309,894
Series 2015 A, 5% 5/15/19	1,000,000	1,026,448
Michigan State Univ. Revs. Bonds:
Series 2013 A, 5% 8/15/18	1,005,000	1,009,102
Series 2015 A, 5% 8/15/18	1,000,000	1,004,081
Michigan Trunk Line Fund Rev. Bonds Series 2014, 5% 11/15/18	4,000,000	4,052,775
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Bonds (William Beaumont Hosp. Proj.) Series 2009 V, 8% 9/1/18 (Pre-Refunded to 9/1/18 @ 100)	2,200,000	2,223,799
Univ. of Michigan Rev.:
Bonds Series B, 1.63% tender 8/6/18, CP mode	1,500,000	1,500,000
Series K1, 1.62% 7/9/18, CP	3,900,000	3,900,000
Series K2:
1.29% 2/26/19, CP	3,800,000	3,800,000
1.61% 12/28/18, CP	3,000,000	3,000,000
1.66% 1/28/19, CP	3,800,000	3,800,000
		58,462,724
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 1.65% tender 8/9/18, CP mode	500,000	500,000
Series 90 A, 1.55% tender 7/9/18, CP mode (a)	400,000	400,000
Series A1, 1.35% tender 7/12/18, CP mode (a)	1,000,000	1,000,000
		1,900,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $61,062,724)		61,062,724
	Shares	Value

Investment Company - 7.7%
Fidelity Municipal Cash Central Fund, 1.15% (g)(h)
(Cost $28,450,898)	28,450,713	28,450,898
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $370,795,622)		370,795,622
NET OTHER ASSETS (LIABILITIES) - 0.0%		49,868
NET ASSETS - 100%		$370,845,490

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

CP – COMMERCIAL PAPER

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,595,000 or 2.6% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$500,000
Central Fla Expwy Auth. Rev. Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	2/14/18	$1,100,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$1,600,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 4/20/18	$2,100,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC)	3/1/18 - 6/14/18	$900,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$900,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$400,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$295,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 11/3/17	$1,600,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	3/9/17	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$308,562
Total	$308,562

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $342,344,724)	$342,344,724
Fidelity Central Funds (cost $28,450,898)	28,450,898
Total Investment in Securities (cost $370,795,622)		$370,795,622
Cash		11,486
Receivable for securities sold on a delayed delivery basis		300,000
Receivable for fund shares sold		79,551
Interest receivable		767,071
Distributions receivable from Fidelity Central Funds		35,962
Other receivables		309
Total assets		371,990,001
Liabilities
Payable for fund shares redeemed	$951,037
Distributions payable	7,548
Accrued management fee	112,632
Other affiliated payables	52,782
Other payables and accrued expenses	20,512
Total liabilities		1,144,511
Net Assets		$370,845,490
Net Assets consist of:
Paid in capital		$371,155,735
Distributions in excess of net investment income		(1,903)
Accumulated undistributed net realized gain (loss) on investments		(308,342)
Net Assets, for 370,489,319 shares outstanding		$370,845,490
Net Asset Value, offering price and redemption price per share ($370,845,490 ÷ 370,489,319 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$2,353,603
Income from Fidelity Central Funds		308,562
Total income		2,662,165
Expenses
Management fee	$693,744
Transfer agent fees	297,121
Accounting fees and expenses	30,431
Custodian fees and expenses	1,635
Independent trustees' fees and expenses	854
Registration fees	17,212
Audit	19,698
Legal	3,220
Miscellaneous	940
Total expenses before reductions	1,064,855
Expense reductions	(1,403)
Total expenses after reductions		1,063,452
Net investment income (loss)		1,598,713
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,977
Fidelity Central Funds	2,311
Total net realized gain (loss)		11,288
Net increase in net assets resulting from operations		$1,610,001

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,598,713	$1,722,891
Net realized gain (loss)	11,288	3,760
Net increase in net assets resulting from operations	1,610,001	1,726,651
Distributions to shareholders from net investment income	(1,598,963)	(1,722,434)
Distributions to shareholders from net realized gain	(319,098)	(4,294)
Total distributions	(1,918,061)	(1,726,728)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	20,683,231	35,302,513
Reinvestment of distributions	1,857,077	1,674,103
Cost of shares redeemed	(72,206,917)	(190,525,240)
Net increase (decrease) in net assets and shares resulting from share transactions	(49,666,609)	(153,548,624)
Total increase (decrease) in net assets	(49,974,669)	(153,548,701)
Net Assets
Beginning of period	420,820,159	574,368,860
End of period	$370,845,490	$420,820,159
Other Information
Distributions in excess of net investment income end of period	$(1,903)	$(1,653)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.004	.001	–A	–A	–A
Net realized and unrealized gain (loss)	.001	–A	.001	–A	–A	–A
Total from investment operations	.005	.004	.002	–A	–A	–A
Distributions from net investment income	(.004)	(.004)	(.001)	–A	–A	–A
Distributions from net realized gain	(.001)	–A	(.001)	–A	–A	–A
Total distributions	(.005)	(.004)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.50%	.37%	.16%	.01%	.01%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%F	.53%	.52%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.55%F	.53%	.35%	.06%	.07%	.11%
Expenses net of all reductions	.55%F	.53%	.35%	.06%	.07%	.11%
Net investment income (loss)	.83%F	.35%	.06%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$370,845	$420,820	$574,369	$993,737	$1,044,226	$1,077,691

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$625,825,601	$12,047,289	$(5,086,407)	$6,960,882
Fidelity Michigan Municipal Money Market Fund	370,795,622	–	–	–

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2017 to December 31, 2017. Loss deferrals were as follows:

Capital losses
Fidelity Michigan Municipal Money Market Fund	$(532)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $43,500,705 and $71,071,411, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.09%
Fidelity Michigan Municipal Money Market Fund	.15%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Michigan Municipal Income Fund	.02
Fidelity Michigan Municipal Money Market Fund	.02

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$957

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Michigan Municipal Income Fund	$2,511
Fidelity Michigan Municipal Money Market Fund	127

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Michigan Municipal Income Fund	$2,028
Fidelity Michigan Municipal Money Market Fund	1,276

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Fidelity Michigan Municipal Income Fund	.49%
Actual		$1,000.00	$993.20	$2.42
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Michigan Municipal Money Market Fund	.55%
Actual		$1,000.00	$1,005.00	$2.73
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MIR-SANN-0818
1.705626.120

Fidelity® Ohio Municipal Income Fund Fidelity® Ohio Municipal Money Market Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Ohio Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2018

% of fund's net assets
Health Care	30.2
General Obligations	26.3
Education	24.0
Escrowed/Pre-Refunded	5.4
Water & Sewer	5.1

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	3.8%
AA,A	84.1%
BBB	8.5%
BB and Below	2.1%
Not Rated	1.4%
Short-Term Investments and Net Other Assets	0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Ohio Municipal Income Fund

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.9%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (a)	$950,000	$956,451
6.25% 10/1/34 (a)	900,000	1,002,546
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,101,790

TOTAL GUAM		3,060,787

Ohio - 99.4%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,102,050
5% 11/15/23	3,245,000	3,564,762
Series 2016:
5% 11/15/22	1,020,000	1,119,960
5.25% 11/15/34	1,500,000	1,667,055
5.25% 11/15/41	10,295,000	11,332,633
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,124,000
5% 8/1/42	4,175,000	4,648,445
Bonds Series 2017 B, 5%, tender 5/5/22 (b)	3,000,000	3,318,000
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.) Series 2012 B, 5.25% 2/15/26 (Pre-Refunded to 2/15/22 @ 100)	6,875,000	7,627,813
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,361,483
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,464,133
5% 2/15/42	3,000,000	3,280,320
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,734,300
5% 12/1/29	1,500,000	1,727,550
Bowling Green Univ. Gen. Receipts Series 2016 A:
5% 6/1/42	1,000,000	1,122,100
5% 6/1/44	6,080,000	6,813,856
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,576,157
Series 2016 X:
5% 5/15/31	3,225,000	3,909,184
5% 5/15/32	3,950,000	4,815,524
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,551,360
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29	4,285,000	5,013,750
Cincinnati Wtr. Sys. Rev. Series 2015 A, 5% 12/1/40	3,260,000	3,729,896
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	2,350,000	2,634,585
Series 2015:
5% 12/1/26	1,500,000	1,725,945
5% 12/1/27	2,000,000	2,294,040
5% 12/1/29	1,250,000	1,419,438
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,169,315
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,170,280
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,405,851
Series 2015 A:
5% 12/1/24	3,725,000	4,202,396
5% 12/1/27	1,750,000	1,963,885
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,344,533
5% 11/15/35	1,245,000	1,404,049
5% 11/15/36	450,000	506,538
5% 11/15/45	2,000,000	2,234,520
Cleveland Pub. Pwr. Sys. Rev.:
Series 2016 A, 5% 11/15/22 (FSA Insured)	3,970,000	4,430,282
Series 2018:
5% 11/15/23 (FSA Insured)	360,000	407,635
5% 11/15/24 (FSA Insured)	475,000	543,277
5% 11/15/25 (FSA Insured)	200,000	230,392
5% 11/15/26 (FSA Insured)	265,000	307,564
5% 11/15/27 (FSA Insured)	220,000	257,453
5% 11/15/28 (FSA Insured)	150,000	175,872
5% 11/15/29 (FSA Insured)	210,000	245,242
5% 11/15/30 (FSA Insured)	530,000	616,978
5% 11/15/32 (FSA Insured)	365,000	422,542
5% 11/15/34 (FSA Insured)	785,000	902,279
5% 11/15/36 (FSA Insured)	1,000,000	1,143,950
5% 11/15/38 (FSA Insured)	830,000	946,474
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,100,346
5% 6/1/25	2,500,000	2,732,225
5% 6/1/26	3,075,000	3,354,272
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	5,919,469
Series 2015 Y:
4% 1/1/28	650,000	691,509
4% 1/1/29	1,040,000	1,102,598
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,582,780
Columbus City School District:
5% 12/1/30	8,255,000	9,567,297
5% 12/1/31	5,000,000	5,783,300
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,398,800
Columbus Metropolitan Library Facility Series 2012 1, 5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	530,000	570,614
Cuyahoga County Gen. Oblig. Series 2012 A, 4% 12/1/27	1,575,000	1,640,063
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,929,025
5% 2/15/27	1,700,000	1,881,543
5% 2/15/28	2,385,000	2,635,974
5% 2/15/30	3,000,000	3,294,690
5% 2/15/31	1,500,000	1,643,850
5% 2/15/32	1,450,000	1,583,458
Dayton Gen. Oblig.:
4% 12/1/22	750,000	786,938
4% 12/1/25	1,540,000	1,607,313
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,312,650
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23	1,395,000	1,501,201
4% 12/1/24	1,490,000	1,595,656
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,576,050
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,434,825
5% 12/1/26	3,045,000	3,483,602
5% 12/1/32	5,920,000	6,712,747
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,024,728
Series 2016 C:
4% 11/1/40	3,000,000	3,078,510
5% 11/1/33	2,610,000	3,007,738
5% 11/1/34	2,155,000	2,470,794
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	3,750,000	4,239,338
Granville Exempted Village School District:
5% 12/1/26	1,720,000	2,004,161
5% 12/1/27	1,165,000	1,353,194
5% 12/1/30	1,130,000	1,303,489
5% 12/1/31	600,000	691,248
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	724,733
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,521,510
5% 12/1/26	1,500,000	1,717,005
5% 12/1/28	1,550,000	1,768,333
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,110,790
5% 12/1/27	3,825,000	4,234,581
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,320,850
5.25% 6/1/27	3,000,000	3,301,980
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,478,750
5% 1/1/36	3,450,000	3,736,523
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,680,950
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,631,700
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34 (Pre-Refunded to 6/1/21 @ 100)	4,100,000	4,598,970
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26	335,000	344,099
5% 5/1/28	415,000	426,130
5% 5/1/29	85,000	87,265
5% 5/1/30	95,000	97,366
Series 2012 A:
5% 5/1/24	1,385,000	1,529,788
5% 5/1/25	1,500,000	1,654,485
5% 5/1/26	2,220,000	2,445,219
Series 2016:
5% 5/1/29	2,000,000	2,305,780
5% 5/1/30	1,125,000	1,292,738
Kettering City School District Series 2017, 5% 12/1/25	1,080,000	1,266,386
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	866,951
5% 8/15/45	11,000,000	11,915,738
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,504,737
5% 12/1/27	3,215,000	3,694,485
Lancaster City School District Series 2012:
5% 10/1/37 (Pre-Refunded to 10/1/22 @ 100)	2,000,000	2,246,400
5% 10/1/49	2,860,000	3,098,095
5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	156,642
Lucas County Hosp. Rev. Series 2011, 5% 11/15/25 (Pre-Refunded to 11/15/21 @ 100)	1,780,000	1,957,875
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,721,010
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,306,528
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	579,310
5% 12/1/29	300,000	346,275
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,264,270
Series 2012 A, 5% 8/1/47	5,725,000	6,220,842
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	505,200
5% 12/1/28	1,400,000	1,608,404
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,529,600
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	3,755,000	3,926,190
5% 2/15/48	3,495,000	3,648,326
North Olmsted City School District Series 2015 A:
5% 12/1/26 (Pre-Refunded to 12/1/23 @ 100)	665,000	763,879
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	252,712
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	419,272
5% 12/1/29 (Pre-Refunded to 12/1/23 @ 100)	500,000	574,345
5% 12/1/30 (Pre-Refunded to 12/1/23 @ 100)	750,000	861,518
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev.:
Series 2014, 5% 11/15/44	8,815,000	9,883,819
Series 2017, 4% 11/15/34	4,275,000	4,558,561
Northwest Local School District Series 2015, 5% 12/1/45	2,980,000	3,319,660
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.) Series 2010 A, 5% 10/1/24	6,030,000	6,434,553
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/31	1,860,000	2,186,207
5% 10/1/32	1,625,000	1,904,224
5% 10/1/33	1,500,000	1,751,115
5% 10/1/34	3,100,000	3,605,331
5% 10/1/35	1,450,000	1,682,551
5% 10/1/36	1,250,000	1,447,188
5% 10/1/37	1,430,000	1,653,094
Ohio Gen. Oblig.:
Series 2014 C, 4% 3/1/25	5,000,000	5,368,950
Series 2015 C, 5% 11/1/28	5,955,000	6,875,881
Series 2016 A, 5% 2/1/31	4,255,000	4,908,908
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	1,265,000	1,330,932
Series 2016:
5% 12/1/23	1,895,000	2,166,326
5% 12/1/40	2,000,000	2,273,060
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,678,685
5% 11/1/29	1,325,000	1,514,700
5% 11/1/30	2,285,000	2,592,333
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,768,917
(Kenyon College 2010 Proj.) Series 2010, 5.25% 7/1/44	875,000	920,133
(Kenyon College 2015 Proj.) 5% 7/1/41	5,100,000	5,640,906
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,450,640
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	415,320
4% 7/1/37	450,000	466,880
5% 7/1/28	400,000	464,708
5% 7/1/29	735,000	850,130
5% 7/1/30	300,000	345,969
5% 7/1/31	400,000	460,952
5% 7/1/33	650,000	740,818
5% 7/1/35	700,000	793,709
5% 7/1/42	1,400,000	1,572,326
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,624,025
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,082,200
Series 2013:
5% 12/1/23	540,000	601,295
5% 12/1/24	585,000	650,362
5% 12/1/25	1,000,000	1,110,400
5% 12/1/26	1,195,000	1,325,351
5% 12/1/27	2,300,000	2,547,825
Series 2018 B:
4% 12/1/33 (c)	1,155,000	1,213,974
5% 12/1/19 (c)	1,000,000	1,036,450
5% 12/1/21 (c)	1,000,000	1,094,670
5% 12/1/23 (c)	1,000,000	1,136,280
5% 12/1/25 (c)	1,065,000	1,237,264
5% 12/1/27 (c)	1,000,000	1,175,340
5% 12/1/29 (c)	1,310,000	1,509,513
5% 12/1/31 (c)	1,130,000	1,295,974
5% 12/1/35 (c)	1,000,000	1,132,570
5% 12/1/36 (c)	1,000,000	1,129,920
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,121,950
5% 5/1/28	1,000,000	1,113,470
5% 5/1/29	855,000	948,682
5% 5/1/31	1,005,000	1,112,525
Ohio Hosp. Facilities Rev.:
Series 2011 A, 5% 1/1/32	3,500,000	3,749,830
Series 2017 A:
5% 1/1/32	2,000,000	2,355,480
5% 1/1/33	5,000,000	5,856,950
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,471,900
5% 1/15/41	5,000,000	5,437,600
Ohio Spl. Oblig.:
( Ohio Gen. Oblig. Proj.) Series 2017 A, 5% 4/1/32	1,115,000	1,293,723
( Ohio Gen. Oblig. Proj.P Series 2017 A, 5% 4/1/34	1,000,000	1,149,470
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/28	1,750,000	2,057,090
5% 4/1/29	2,535,000	2,966,939
5% 4/1/30	2,250,000	2,625,773
5% 4/1/31	2,000,000	2,328,980
5% 4/1/33	1,850,000	2,135,733
5% 4/1/35	2,395,000	2,747,017
Ohio State Univ. Gen. Receipts:
Series 2010 D, 5% 12/1/31	1,365,000	1,688,450
Series 2013 A:
5% 6/1/28	2,000,000	2,252,340
5% 6/1/38	3,500,000	3,878,035
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	3,808,700
(Infrastructure Projs.) Series 2018 A, 5% 2/15/32	6,000,000	7,017,660
Series 2017 A:
5% 2/15/26	3,250,000	3,805,328
5% 2/15/28	3,000,000	3,534,780
5% 2/15/29	1,300,000	1,525,186
5% 2/15/30	1,000,000	1,169,870
5% 2/15/31	1,000,000	1,167,370
Ohio Univ. Gen. Receipts Athens Series 2013, 5% 12/1/24	5,075,000	5,669,181
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,180,739
Series 2016, 5% 12/1/35	5,500,000	6,378,735
Olentangy Local School District 5% 12/1/32	1,275,000	1,469,820
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	1,683,160
0% 12/1/41	4,000,000	1,611,960
5% 12/1/39	2,750,000	3,080,468
Reynoldsburg City School District 4% 12/1/30	2,375,000	2,532,890
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	970,000	1,093,607
5% 2/15/28	5,030,000	5,710,308
5% 2/15/30	2,145,000	2,410,251
5% 2/15/32	1,625,000	1,813,126
5% 2/15/33	1,460,000	1,620,717
5% 2/15/34	3,005,000	3,316,649
South-Western City School District Franklin & Pickway County:
(Intercept) Series 2012, 5% 12/1/36	400,000	438,284
Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	1,600,000	1,780,320
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,741,112
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	513,369
5% 1/1/24	955,000	1,083,151
5% 1/1/25	1,025,000	1,173,769
5% 1/1/33	5,000,000	5,645,450
5% 1/1/37	6,000,000	6,716,100
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	2,000,000	2,133,200
Series 2012 C:
4% 6/1/28	2,000,000	2,112,520
5% 6/1/24	1,230,000	1,377,305
Series 2013 A:
5% 6/1/33	4,085,000	4,534,187
5% 6/1/34	5,130,000	5,684,091
Series 2016 A:
5% 6/1/32	745,000	856,579
5% 6/1/33	800,000	916,768
5% 6/1/34	585,000	667,725
Series 2016 C, 5% 6/1/41	2,585,000	2,925,238
Univ. of Toledo Gen. Receipts:
Series 2017 B:
5% 6/1/30	4,115,000	4,902,200
5% 6/1/31	2,470,000	2,951,601
Series 2018 A:
5% 6/1/26	600,000	698,160
5% 6/1/27	350,000	411,250
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,537,845
5% 12/1/25	1,500,000	1,714,050
5% 12/1/26	1,890,000	2,167,603
5% 12/1/27	1,340,000	1,547,593
5% 12/1/28	1,400,000	1,603,350
5% 12/1/29	825,000	939,799
5% 12/1/30	1,700,000	1,933,597
5% 12/1/31	750,000	851,108
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,474,400
Wood County Hosp. Facilities Rev.:
(Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,692,255
(Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	2,000,000	2,089,940
5% 12/1/42	125,000	129,239
Wright State Univ. Gen. Receipts Series 2011 A:
5% 5/1/20	1,650,000	1,729,547
5% 5/1/21	1,080,000	1,153,537
5% 5/1/23	2,665,000	2,828,471

TOTAL OHIO		644,028,230

TOTAL MUNICIPAL BONDS
(Cost $636,213,139)		647,089,017

Municipal Notes - 0.9%
Ohio - 0.9%
Montgomery County Hosp. Rev. Series 2016 F, 1.6% 7/2/18, LOC Barclays Bank PLC, VRDN (b)
(Cost $6,000,000)	6,000,000	6,000,000
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $642,213,139)		653,089,017
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(5,468,296)
NET ASSETS - 100%		$647,620,721

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	30.2%
General Obligations	26.3%
Education	24.0%
Escrowed/Pre-Refunded	5.4%
Water & Sewer	5.1%
Others* (Individually Less Than 5%)	9.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $642,213,139)		$653,089,017
Cash		1,160,206
Receivable for fund shares sold		277,816
Interest receivable		6,008,358
Other receivables		1,958
Total assets		660,537,355
Liabilities
Payable for investments purchased on a delayed delivery basis	$11,850,881
Payable for fund shares redeemed	277,564
Distributions payable	508,241
Accrued management fee	191,776
Other affiliated payables	59,784
Other payables and accrued expenses	28,388
Total liabilities		12,916,634
Net Assets		$647,620,721
Net Assets consist of:
Paid in capital		$635,556,611
Undistributed net investment income		87,469
Accumulated undistributed net realized gain (loss) on investments		1,100,763
Net unrealized appreciation (depreciation) on investments		10,875,878
Net Assets, for 54,460,485 shares outstanding		$647,620,721
Net Asset Value, offering price and redemption price per share ($647,620,721 ÷ 54,460,485 shares)		$11.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$10,492,194
Expenses
Management fee	$1,165,532
Transfer agent fees	285,085
Accounting fees and expenses	76,875
Custodian fees and expenses	2,469
Independent trustees' fees and expenses	1,424
Registration fees	17,676
Audit	26,981
Legal	534
Miscellaneous	2,701
Total expenses before reductions	1,579,277
Expense reductions	(4,424)
Total expenses after reductions		1,574,853
Net investment income (loss)		8,917,341
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,192,696
Total net realized gain (loss)		1,192,696
Change in net unrealized appreciation (depreciation) on investment securities		(16,974,612)
Net gain (loss)		(15,781,916)
Net increase (decrease) in net assets resulting from operations		$(6,864,575)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,917,341	$18,088,000
Net realized gain (loss)	1,192,696	5,264,402
Change in net unrealized appreciation (depreciation)	(16,974,612)	15,306,731
Net increase (decrease) in net assets resulting from operations	(6,864,575)	38,659,133
Distributions to shareholders from net investment income	(8,917,478)	(18,087,879)
Distributions to shareholders from net realized gain	(1,669,407)	(4,790,838)
Total distributions	(10,586,885)	(22,878,717)
Share transactions
Proceeds from sales of shares	41,359,183	83,569,244
Reinvestment of distributions	6,844,416	14,264,227
Cost of shares redeemed	(60,490,177)	(93,359,800)
Net increase (decrease) in net assets resulting from share transactions	(12,286,578)	4,473,671
Total increase (decrease) in net assets	(29,738,038)	20,254,087
Net Assets
Beginning of period	677,358,759	657,104,672
End of period	$647,620,721	$677,358,759
Other Information
Undistributed net investment income end of period	$87,469	$87,606
Shares
Sold	3,461,653	6,896,568
Issued in reinvestment of distributions	575,518	1,179,587
Redeemed	(5,081,376)	(7,726,040)
Net increase (decrease)	(1,044,205)	350,115

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.91	$12.29	$12.26	$11.48	$12.39
Income from Investment Operations
Net investment income (loss)A	.162	.330	.339	.363	.384	.392
Net realized and unrealized gain (loss)	(.280)	.377	(.308)	.147	.780	(.779)
Total from investment operations	(.118)	.707	.031	.510	1.164	(.387)
Distributions from net investment income	(.162)	(.330)	(.339)	(.363)	(.384)	(.392)
Distributions from net realized gain	(.030)	(.087)	(.072)	(.117)	–	(.131)
Total distributions	(.192)	(.417)	(.411)	(.480)	(.384)	(.523)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$11.89	$12.20	$11.91	$12.29	$12.26	$11.48
Total ReturnC,D	(.96)%	6.03%	.19%	4.24%	10.26%	(3.16)%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%F	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.74%F	2.73%	2.72%	2.97%	3.20%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$647,621	$677,359	$657,105	$636,261	$598,694	$535,347
Portfolio turnover rate	12%F	24%	17%	17%	7%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2018

Days	% of fund's investments 6/30/18
1 - 7	67.7
8 - 30	3.6
31 - 60	9.1
61 - 90	4.2
91 - 180	6.8
> 180	8.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2018
Variable Rate Demand Notes (VRDNs)	37.2%
Tender Option Bond	30.7%
Other Municipal Security	28.7%
Investment Companies	3.2%
Net Other Assets (Liabilities)	0.2%

Current 7-Day Yields

6/30/18
Fidelity® Ohio Municipal Money Market Fund	1.04%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2018, the most recent period shown in the table, would have been 1.03%.

Fidelity® Ohio Municipal Money Market Fund

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 37.2%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.68% 7/6/18, VRDN (a)(b)	$1,260,000	$1,260,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.66% 7/6/18, VRDN (b)	400,000	400,000
		1,660,000
Arkansas - 1.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.68% 7/6/18, VRDN (a)(b)	400,000	400,000
Series 2002, 1.66% 7/6/18, VRDN (a)(b)	2,700,000	2,700,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.59% 7/6/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	900,000	900,000
		4,000,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.6% 7/6/18, VRDN (a)(b)	600,000	600,000
Series 2003 B, 1.67% 7/6/18, VRDN (a)(b)	400,000	400,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.61% 7/6/18, VRDN (b)	300,000	300,000
Series I, 1.61% 7/6/18, VRDN (b)	100,000	100,000
		1,400,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.63% 7/6/18, VRDN (b)	100,000	100,000
Series 2010 B1, 1.61% 7/6/18, VRDN (b)	100,000	100,000
		200,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.68% 7/6/18, VRDN (a)(b)	700,000	700,000
Nevada - 0.0%
Washoe County Gas Facilities Rev. Series 2016 C, 1.61% 7/6/18, VRDN (a)(b)	100,000	100,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.66% 7/6/18, VRDN (a)(b)	200,000	200,000
Ohio - 34.2%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.48% 7/6/18, VRDN (b)	27,800,000	27,800,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.56% 7/6/18, LOC Northern Trust Co., VRDN (b)	15,665,000	15,665,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 1.61% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,105,000	1,105,000
Montgomery County Hosp. Rev.:
(Miami Valley Hosp. Proj.) Series 2016 D, 1.6% 7/2/18, LOC Barclays Bank PLC, VRDN (b)	5,200,000	5,200,000
Series 2016 C, 1.6% 7/2/18, LOC Barclays Bank PLC, VRDN (b)	1,500,000	1,500,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 G, 1.59% 7/6/18 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	17,590,000	17,590,000
Series 2016 H, 1.59% 7/6/18 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	19,200,000	19,200,000
Series 2016 I, 1.59% 7/6/18 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,450,000	3,450,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.55% 7/6/18, LOC Bank of America NA, VRDN (a)(b)	15,000,000	15,000,000
FHLMC Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Wingate at Belle Meadows Proj.) 1.57% 7/6/18, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,435,000	8,435,000
FNMA Franklin County Multi-family Rev. Series 2002, 1.57% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	5,050,000	5,050,000
		119,995,000
Texas - 0.1%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.67% 7/6/18 (Total SA Guaranteed), VRDN (a)(b)	200,000	200,000
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.65% 7/6/18, VRDN (a)(b)	1,000,000	1,000,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.65% 7/6/18, VRDN (a)(b)	1,100,000	1,100,000
		2,100,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 B, 1.6% 7/6/18, VRDN (b)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $130,655,000)		130,655,000

Tender Option Bond - 30.7%
Ohio - 30.7%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 1.61% 7/6/18 (Liquidity Facility Citibank NA) (b)(c)	4,340,000	4,340,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,750,000	3,750,000
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(c)	3,600,000	3,600,000
Franklin County Hosp. Facilities Rev. Participating VRDN:
Series 15 XF0244, 1.55% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	4,000,000	4,000,000
Series 16 XL0004, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,480,000	4,480,000
Franklin County Rev. Participating VRDN Series Floaters XF 25 90, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (b)(c)	2,000,000	2,000,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	4,000,000	4,000,000
Lakewood City School District Bonds Series Solar 0067, 1.66%, tender 8/23/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	4,195,000	4,195,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	6,420,000	6,420,000
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN Series Floaters ZF 05 85, 1.54% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	3,170,000	3,170,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	10,800,000	10,800,000
Series XG 00 69, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	3,000,000	3,000,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 16 ZF0354, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,000,000	1,000,000
Series 2015 XF0105, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	16,035,000	16,035,000
Series 2016 ZF0355, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,605,000	4,605,000
Series XL 00 31, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,930,000	3,930,000
Series XM 05 20, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,750,000	6,750,000
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series Floaters E 104, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(c)	11,000,000	11,000,000
the Cleveland Clinic Foundation Participating VRDN Series Floaters XF 05 73, 1.54% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	1,445,000	1,445,000
Univ. of Cincinnati Gen. Receipts Participating VRDN:
Series Floaters XF 24 38, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (b)(c)	2,000,000	2,000,000
Series Floaters ZM 06 46, 1.54% 7/6/18 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,600,000	3,600,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 1.59% 7/6/18 (Liquidity Facility Citibank NA) (b)(c)	3,500,000	3,500,000
TOTAL TENDER OPTION BOND
(Cost $107,620,000)		107,620,000

Other Municipal Security - 28.7%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.7% tender 7/17/18, CP mode	200,000	200,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 1.6% tender 8/10/18, CP mode	300,000	300,000
Series 92, 1.5% tender 7/9/18, CP mode	200,000	200,000
		500,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 1.65% tender 8/9/18, CP mode	500,000	500,000
Series 90 A, 1.55% tender 7/9/18, CP mode (a)	400,000	400,000
Series 90A, 1.68% tender 7/2/18, CP mode (a)	1,200,000	1,200,000
Series A1, 1.35% tender 7/12/18, CP mode (a)	1,000,000	1,000,000
		3,100,000
Ohio - 27.6%
American Muni. Pwr. BAN (City of Wapakoneta Proj.) Series 2018, 3% 6/27/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,010,820
Avon Gen. Oblig. BAN:
Series 2017, 2% 9/6/18	1,850,000	1,851,487
Series 2018, 2.375% 1/23/19	2,400,000	2,408,980
Belmont County BAN Series 2017:
2% 8/30/18	3,000,000	3,003,916
2% 8/30/18	2,500,000	2,502,848
Canal Fulton BAN Series 2018, 2.5% 11/1/18 (Ohio Gen. Oblig. Guaranteed)	1,730,000	1,735,308
Elyria Gen. Oblig. BAN Series 2017, 3% 12/12/18 (Ohio Gen. Oblig. Guaranteed)	3,000,000	3,019,638
Euclid Gen. Oblig. BAN Series 2018, 2.75% 5/2/19 (Ohio Gen. Oblig. Guaranteed)	1,001,000	1,007,148
Fairborn Gen. Oblig. BAN Series 2017 B, 1.75% 9/7/18	100,000	100,000
Forest Park Gen. Oblig. BAN Series 2017, 1.75% 8/22/18 (Ohio Gen. Oblig. Guaranteed)	100,000	100,000
Franklin County Gen. Oblig. BAN Series 2017, 2.125% 11/20/18	3,300,000	3,310,453
Franklin County Rev. Bonds Series 2013 OH, 1.8%, tender 8/1/18 (b)	3,700,000	3,700,000
Hudson City Gen. Oblig. BAN Series 2017 2, 3% 12/28/18	4,300,000	4,329,836
Independence Gen. Oblig. BAN Series 2017, 2% 12/5/18	4,300,000	4,310,931
Lake County Gen. Oblig. BAN Series 2017, 2% 10/18/18	2,252,000	2,257,847
Licking County BAN Series 2018, 3% 5/9/19	2,100,000	2,117,592
Logan County Gen. Oblig. BAN:
Series 2017, 2% 12/19/18	200,000	200,225
Series 2018 A, 3% 12/19/18	3,500,000	3,519,372
Lucas County Gen. Oblig. BAN Series 2017, 2% 7/11/18	5,050,000	5,050,508
Marysville Gen. Oblig. BAN Series 2017, 1.75% 8/23/18	100,000	100,000
Mason Gen. Oblig. BAN Series 2018, 3% 5/16/19	2,000,000	2,017,124
Mayfield Heights Gen. Oblig. BAN Series 2018, 2.5% 4/4/19 (Ohio Gen. Oblig. Guaranteed)	3,300,000	3,317,205
North Ridgeville Gen. Oblig. BAN Series 2018, 3% 6/13/19	1,100,000	1,111,178
Ohio Gen. Oblig. Bonds Series 2013 A, 5% 8/1/18	3,600,000	3,610,206
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5:
1.56% tender 9/5/18, CP mode	3,500,000	3,500,000
1.68% tender 7/5/18, CP mode	3,800,000	3,800,000
1.75% tender 7/12/18, CP mode	3,800,000	3,800,000
Series B6, 1.68% tender 7/5/18, CP mode	3,800,000	3,800,000
Ohio Hosp. Facilities Rev. Bonds Series 2009 B:
4.75% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	1,000,000	1,014,603
5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	500,000	509,208
Oxford Gen. Oblig. BAN Series 2018, 3% 6/11/19 (Ohio Gen. Oblig. Guaranteed)	1,600,000	1,617,076
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	1,000,000	1,009,072
Pickerington Gen. Oblig. BAN Series 2018, 2.375% 2/7/19	2,000,000	2,008,029
Powell Gen. Oblig. BAN Series 2017, 2.5% 8/8/18	2,265,000	2,267,933
Shaker Heights City School District BAN Series 2017, 3% 7/12/18	2,100,000	2,101,008
Southwest Local School District:
BAN Series 2017, 2.5% 11/14/18	4,500,000	4,514,501
Bonds Series 2018 B, 3% 1/15/19	1,000,000	1,006,383
Springfield Gen. Oblig. BAN Series 2018, 2.5% 3/28/19 (Ohio Gen. Oblig. Guaranteed)	3,800,000	3,822,662
Uhrichsville Recreational Facilities BAN Series 2018, 3% 6/26/19 (Ohio Gen. Oblig. Guaranteed)	1,750,000	1,769,488
Vandalia Gen. Oblig. BAN Series 2017, 2% 9/6/18	3,691,000	3,696,354
Walton Hills BD Anticipation BAN Series 2017, 2% 11/28/18 (Ohio Gen. Oblig. Guaranteed)	860,000	862,615
		96,791,554
TOTAL OTHER MUNICIPAL SECURITY
(Cost $100,591,554)		100,591,554
	Shares	Value

Investment Company - 3.2%
Fidelity Municipal Cash Central Fund, 1.15% (e)(f)
(Cost $11,346,752)	11,346,752	11,346,752
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $350,213,306)		350,213,306
NET OTHER ASSETS (LIABILITIES) - 0.2%		805,368
NET ASSETS - 100%		$351,018,674

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,220,000 or 4.9% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	9/14/17 - 1/3/18	$6,420,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 3/2/18	$10,800,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$198,794
Total	$198,794

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $338,866,554)	$338,866,554
Fidelity Central Funds (cost $11,346,752)	11,346,752
Total Investment in Securities (cost $350,213,306)		$350,213,306
Cash		9,917
Receivable for investments sold		115
Receivable for fund shares sold		27,019
Interest receivable		1,715,202
Distributions receivable from Fidelity Central Funds		19,473
Other receivables		10
Total assets		351,985,042
Liabilities
Payable for fund shares redeemed	788,943
Distributions payable	7,001
Accrued management fee	104,933
Other affiliated payables	45,015
Other payables and accrued expenses	20,476
Total liabilities		966,368
Net Assets		$351,018,674
Net Assets consist of:
Paid in capital		$351,048,890
Distributions in excess of net investment income		(351)
Accumulated undistributed net realized gain (loss) on investments		(29,865)
Net Assets, for 350,498,470 shares outstanding		$351,018,674
Net Asset Value, offering price and redemption price per share ($351,018,674 ÷ 350,498,470 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$2,456,608
Income from Fidelity Central Funds		198,794
Total income		2,655,402
Expenses
Management fee	$677,378
Transfer agent fees	261,264
Accounting fees and expenses	29,713
Custodian fees and expenses	1,672
Independent trustees' fees and expenses	840
Registration fees	19,462
Audit	19,698
Legal	4,317
Miscellaneous	948
Total expenses before reductions	1,015,292
Expense reductions	(1,342)
Total expenses after reductions		1,013,950
Net investment income (loss)		1,641,452
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,524)
Fidelity Central Funds	3,071
Total net realized gain (loss)		(1,453)
Net increase in net assets resulting from operations		$1,639,999

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,641,452	$1,967,233
Net realized gain (loss)	(1,453)	(28,447)
Net increase in net assets resulting from operations	1,639,999	1,938,786
Distributions to shareholders from net investment income	(1,641,803)	(1,966,726)
Distributions to shareholders from net realized gain	–	(56,345)
Total distributions	(1,641,803)	(2,023,071)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	33,387,133	31,134,506
Reinvestment of distributions	1,593,371	1,960,003
Cost of shares redeemed	(103,069,588)	(199,538,120)
Net increase (decrease) in net assets and shares resulting from share transactions	(68,089,084)	(166,443,611)
Total increase (decrease) in net assets	(68,090,888)	(166,527,896)
Net Assets
Beginning of period	419,109,562	585,637,458
End of period	$351,018,674	$419,109,562
Other Information
Distributions in excess of net investment income end of period	$(351)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.004	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.004	.001	–A	–A	–A
Distributions from net investment income	(.004)	(.004)	(.001)	–A	–A	–A
Distributions from net realized gain	–	–A	–A	–A	–A	–
Total distributions	(.004)	(.004)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.43%	.42%	.09%	.01%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.53%	.52%	.52%	.51%	.52%
Expenses net of fee waivers, if any	.54%F	.52%	.37%	.07%	.08%	.12%
Expenses net of all reductions	.54%F	.52%	.36%	.07%	.08%	.12%
Net investment income (loss)	.87%F	.40%	.07%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$351,019	$419,110	$585,637	$1,250,546	$1,336,936	$1,332,321

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$642,213,120	$14,907,554	$(4,031,657)	$10,875,897
Fidelity Ohio Municipal Money Market Fund	350,213,306	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term
Fidelity Ohio Municipal Money Market Fund	$(29,695)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $39,013,220 and $43,660,367, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.36%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.09%
Fidelity Ohio Municipal Money Market Fund	.14%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Ohio Municipal Income Fund	.02
Fidelity Ohio Municipal Money Market Fund	.02

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$953

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$2,400
Fidelity Ohio Municipal Money Market Fund	63

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Ohio Municipal Income Fund	$2,024
Fidelity Ohio Municipal Money Market Fund	1,279

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Fidelity Ohio Municipal Income Fund	.49%
Actual		$1,000.00	$990.40	$2.42
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Ohio Municipal Money Market Fund	.54%
Actual		$1,000.00	$1,004.30	$2.68
Hypothetical-C		$1,000.00	$1,022.12	$2.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

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OFF-SANN-0818
1.705575.120

Fidelity® Pennsylvania Municipal Income Fund Fidelity® Pennsylvania Municipal Money Market Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Pennsylvania Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2018

% of fund's net assets
Health Care	27.9
General Obligations	22.9
Education	14.4
Transportation	11.9
Water & Sewer	10.5

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AA,A	87.6%
BBB	6.9%
BB and Below	0.5%
Not Rated	0.7%
Short-Term Investments and Net Other Assets	4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Fidelity® Pennsylvania Municipal Income Fund

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	779,758
Pennsylvania - 94.4%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,061,640
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,132,660
5% 12/1/30	1,365,000	1,535,816
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,190,000	3,410,461
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,797,032
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2018:
5% 3/1/33	1,570,000	1,814,496
5% 3/1/34	2,250,000	2,588,243
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,107,924
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,476,262
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,836,956
Bethlehem Wtr. Auth. Rev. Series 2014, 5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,069,470
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	557,660
5% 7/1/27	490,000	545,208
5% 7/1/28	540,000	601,198
5% 7/1/29	710,000	789,527
5% 7/1/30	685,000	759,912
5% 7/1/35	1,885,000	2,066,431
5% 7/1/39	6,675,000	7,269,809
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,522,586
5% 7/15/30	1,500,000	1,744,125
5% 7/15/31	1,250,000	1,448,763
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,190,960
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,329,640
Series 2016 A:
4% 11/15/32	350,000	361,725
4% 11/15/34	250,000	256,575
4% 11/15/35	200,000	205,000
5% 11/15/28	840,000	955,030
5% 11/15/29	1,625,000	1,840,621
5% 11/15/30	685,000	773,475
5% 11/15/46	6,605,000	7,261,207
Series 2016 B:
4% 11/15/40	600,000	609,168
4% 11/15/47	3,605,000	3,632,362
Series 2018 A:
5% 11/15/26	1,140,000	1,307,557
5% 11/15/27	225,000	259,911
5% 11/15/28	200,000	229,978
5% 11/15/29	200,000	228,930
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	872,504
5% 6/1/25	1,175,000	1,279,199
5% 6/1/26	1,250,000	1,360,363
5% 6/1/42	12,000,000	12,888,351
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012:
5% 11/1/37	1,520,000	1,654,049
5% 11/1/42	3,000,000	3,254,400
Series 2016:
5% 5/1/30	1,000,000	1,144,570
5% 5/1/31	500,000	571,160
5% 5/1/32	750,000	855,053
5% 5/1/33	2,210,000	2,511,289
5% 5/1/34	1,000,000	1,131,860
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,436,147
5% 6/1/35	1,000,000	1,124,160
5% 6/1/36	500,000	560,965
5% 6/1/42	7,410,000	7,972,715
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	380,748
5% 8/1/22	300,000	333,453
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A, 5% 7/1/27	2,500,000	2,679,950
Series 2016 A, 5% 7/1/46	3,500,000	3,739,925
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	2,750,000	3,030,060
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	537,745
5% 8/1/31	3,080,000	3,443,594
5% 8/1/34	1,000,000	1,111,150
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,878,271
5.375% 7/1/42	2,130,000	2,256,969
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,041,140
Series 2017 A2, 5% 2/15/39	1,880,000	2,116,429
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	673,706
6% 6/1/39	1,625,000	1,760,265
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	664,405
5% 11/1/25	665,000	753,751
5% 11/1/27	1,105,000	1,269,070
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,154,780
5% 8/15/33	1,000,000	1,148,540
5% 8/15/34	1,000,000	1,143,880
5% 8/15/36	1,000,000	1,139,240
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,000,000	4,497,960
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,797,363
5% 4/1/44	1,295,000	1,434,277
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,626,475
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,630,585
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,119,087
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,500,000	1,743,885
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	185,000	188,924
5% 10/1/20	215,000	227,137
5% 10/1/21	245,000	263,647
5% 10/1/22	275,000	300,308
5% 10/1/23	1,305,000	1,441,399
5% 10/1/24	335,000	372,275
5% 10/1/25	750,000	820,493
5% 10/1/26	1,000,000	1,086,940
5% 10/1/27	1,000,000	1,082,270
Series 2016 A, 5% 10/1/40	4,000,000	4,325,000
Series 2018 A, 5% 9/1/26	1,500,000	1,730,940
Montgomery County Indl. Dev. Auth. Series 2017:
5% 12/1/33	2,150,000	2,502,256
5% 12/1/35	1,000,000	1,157,040
5% 12/1/36	2,660,000	3,070,970
5% 12/1/37	1,515,000	1,747,795
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,121,700
5% 4/1/42	1,000,000	1,121,010
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,491,990
5% 8/15/43	2,000,000	2,239,180
5% 8/15/48	2,500,000	2,789,975
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	457,192
5% 7/1/29	300,000	341,307
5% 7/1/30	375,000	425,318
5% 7/1/31	425,000	480,909
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,889,661
5% 3/1/25	3,255,000	3,515,367
Pennsylvania Gen. Oblig.:
Series 2012, 5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	5,000,000	5,573,500
Series 2013, 5% 10/15/27	2,255,000	2,511,033
Series 2015 1, 5% 3/15/31	7,000,000	7,839,230
Series 2015, 5% 3/15/33	2,880,000	3,208,637
Series 2017, 5% 1/1/28	7,000,000	8,025,990
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/20	300,000	315,534
5% 3/1/22	275,000	301,835
5% 3/1/23	585,000	646,092
First Series 2012:
5% 4/1/20	750,000	792,608
5% 4/1/21	500,000	539,015
5% 4/1/22	600,000	659,820
5% 4/1/23	800,000	879,456
5% 4/1/24	1,100,000	1,206,348
Series 2010 E, 5% 5/15/31	2,500,000	2,636,225
Series 2016:
5% 5/1/33	4,300,000	4,831,996
5% 5/1/34	2,500,000	2,798,300
5% 5/1/35	2,000,000	2,234,240
Series AT-1 5% 6/15/31	10,000,000	11,405,100
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,419,750
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,410,338
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,404,088
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,131,372
Series 2016 A, 5% 12/1/28 (FSA Insured)	5,690,000	6,525,747
Pennsylvania State Univ.:
Series 2010, 5% 3/1/40	4,385,000	4,595,831
Series 2015 A:
5% 9/1/30	1,100,000	1,271,446
5% 9/1/31	1,415,000	1,631,552
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,577,850
Series 2013 A2, 0% 12/1/38 (b)	2,500,000	2,725,825
Series 2014 A, 5% 12/1/31	865,000	974,872
Series 2014 A2, 0% 12/1/40 (b)	5,500,000	4,618,790
Series 2016 A1, 5% 12/1/46	5,000,000	5,547,050
Series 2017 A1:
5% 12/1/30	3,500,000	4,057,725
5% 12/1/31	2,000,000	2,311,600
5% 12/1/33	1,500,000	1,720,500
Philadelphia Arpt. Rev. Series 2017 B:
5% 7/1/31 (a)	1,000,000	1,145,610
5% 7/1/37 (a)	1,480,000	1,671,971
5% 7/1/42 (a)	4,000,000	4,505,600
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	5,300,000	5,612,011
5% 8/1/29	2,000,000	2,260,120
5% 8/1/30	1,500,000	1,691,010
5% 8/1/31	1,100,000	1,237,830
5% 10/1/33	1,500,000	1,694,235
5% 10/1/34	500,000	562,430
Philadelphia Gen. Oblig. Series 2017 A, 5% 8/1/30	1,500,000	1,706,160
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,705,550
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,069,840
5% 4/15/25	2,230,000	2,405,702
Series 2015 A, 5% 4/15/29	3,000,000	3,297,990
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,225,440
Series 2016 F, 5% 9/1/34	4,000,000	4,458,640
Series 2018 A:
5% 9/1/29	1,250,000	1,439,125
5% 9/1/30	1,000,000	1,148,500
5% 9/1/33	1,000,000	1,137,370
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	4,000,000	4,211,160
Series 2011 A, 5% 1/1/41	2,715,000	2,870,705
Series 2015 B, 5% 7/1/30	3,500,000	3,997,980
Series 2017 B:
5% 11/1/29	3,000,000	3,516,870
5% 11/1/30	3,700,000	4,324,301
Pittsburgh & Alleg County Parkin Series 2017:
5% 12/15/23	500,000	562,770
5% 12/15/24	440,000	500,091
5% 12/15/31	1,000,000	1,132,690
5% 12/15/32	500,000	565,480
5% 12/15/33	500,000	563,325
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,475,923
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,221,460
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	647,444
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,470,989
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,143,580
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,307,666
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,127,890
Pittsburgh School District:
Series 2014 A, 5% 9/1/23	1,000,000	1,113,680
Series 2015:
5% 9/1/21 (FSA Insured)	730,000	797,445
5% 9/1/22 (FSA Insured)	885,000	987,102
5% 9/1/23 (FSA Insured)	1,085,000	1,230,726
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,127,120
5% 3/1/36 (FSA Insured)	1,050,000	1,180,946
5% 3/1/37 (FSA Insured)	1,600,000	1,796,976
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B:
5% 11/15/24	500,000	574,405
5% 11/15/26	1,500,000	1,753,110
5% 11/15/27	1,500,000	1,764,780
5% 11/15/28	4,170,000	4,872,437
Southcentral Pennsylvania Gen. Auth. Rev. Series 2015:
4% 12/1/30	1,040,000	1,075,724
5% 12/1/20	30,000	32,035
5% 12/1/21	145,000	158,069
5% 12/1/22	30,000	33,326
5% 12/1/25	1,285,000	1,483,211
5% 12/1/27	1,480,000	1,685,898
5% 12/1/29	1,000,000	1,127,740
Southeastern Pennsylvania Trans. Auth. Rev. Series 2017:
5% 6/1/27	1,400,000	1,654,702
5% 6/1/29	3,500,000	4,091,430
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,107,500
5% 1/1/38 (a)	1,125,000	1,239,300
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,380,963
5% 4/1/26 (FSA Insured)	1,000,000	1,115,290
5% 4/1/28 (FSA Insured)	1,390,000	1,545,485
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41	1,500,000	1,678,695
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,031,900
5% 7/1/25	4,465,000	4,693,340
5.25% 7/1/20	1,000,000	1,065,060
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,884,150
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,385,850
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,894,018

TOTAL PENNSYLVANIA		438,999,975

Pennsylvania, New Jersey - 1.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	556,090
5% 7/1/23	1,000,000	1,105,700
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,655,435

TOTAL PENNSYLVANIA, NEW JERSEY		5,317,225

TOTAL MUNICIPAL BONDS
(Cost $438,806,438)		445,096,958
TOTAL INVESTMENT IN SECURITIES - 95.8%
(Cost $438,806,438)		445,096,958
NET OTHER ASSETS (LIABILITIES) - 4.2%		19,741,848
NET ASSETS - 100%		$464,838,806

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	27.9%
General Obligations	22.9%
Education	14.4%
Transportation	11.9%
Water & Sewer	10.5%
Others* (Individually Less Than 5%)	12.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $438,806,438)		$445,096,958
Cash		15,431,095
Receivable for fund shares sold		274,034
Interest receivable		4,770,982
Other receivables		1,464
Total assets		465,574,533
Liabilities
Payable for fund shares redeemed	$129,250
Distributions payable	401,664
Accrued management fee	137,255
Other affiliated payables	40,462
Other payables and accrued expenses	27,096
Total liabilities		735,727
Net Assets		$464,838,806
Net Assets consist of:
Paid in capital		$456,982,771
Distributions in excess of net investment income		(8,463)
Accumulated undistributed net realized gain (loss) on investments		1,573,978
Net unrealized appreciation (depreciation) on investments		6,290,520
Net Assets, for 42,474,470 shares outstanding		$464,838,806
Net Asset Value, offering price and redemption price per share ($464,838,806 ÷ 42,474,470 shares)		$10.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$7,673,157
Expenses
Management fee	$834,039
Transfer agent fees	184,895
Accounting fees and expenses	60,739
Custodian fees and expenses	1,769
Independent trustees' fees and expenses	1,019
Registration fees	20,065
Audit	26,981
Legal	4,492
Miscellaneous	1,555
Total expenses before reductions	1,135,554
Expense reductions	(3,205)
Total expenses after reductions		1,132,349
Net investment income (loss)		6,540,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,611,442
Change in net unrealized appreciation (depreciation) on investment securities		(10,705,097)
Net gain (loss)		(9,093,655)
Net increase (decrease) in net assets resulting from operations		$(2,552,847)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,540,808	$13,746,398
Net realized gain (loss)	1,611,442	1,971,622
Change in net unrealized appreciation (depreciation)	(10,705,097)	8,488,786
Net increase (decrease) in net assets resulting from operations	(2,552,847)	24,206,806
Distributions to shareholders from net investment income	(6,539,137)	(13,738,825)
Distributions to shareholders from net realized gain	(1,034,482)	(1,974,339)
Total distributions	(7,573,619)	(15,713,164)
Share transactions
Proceeds from sales of shares	38,882,386	75,219,672
Reinvestment of distributions	4,855,042	10,400,543
Cost of shares redeemed	(49,177,019)	(66,225,341)
Net increase (decrease) in net assets resulting from share transactions	(5,439,591)	19,394,874
Total increase (decrease) in net assets	(15,566,057)	27,888,516
Net Assets
Beginning of period	480,404,863	452,516,347
End of period	$464,838,806	$480,404,863
Other Information
Distributions in excess of net investment income end of period	$(8,463)	$(10,134)
Shares
Sold	3,540,127	6,763,475
Issued in reinvestment of distributions	443,455	936,558
Redeemed	(4,486,224)	(5,964,420)
Net increase (decrease)	(502,642)	1,735,613

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.18	$10.97	$11.31	$11.34	$10.77	$11.47
Income from Investment Operations
Net investment income (loss)A	.153	.328	.336	.358	.373	.370
Net realized and unrealized gain (loss)	(.216)	.257	(.291)	.013	.615	(.654)
Total from investment operations	(.063)	.585	.045	.371	.988	(.284)
Distributions from net investment income	(.153)	(.328)	(.336)	(.358)	(.373)	(.370)
Distributions from net realized gain	(.024)	(.047)	(.049)	(.043)	(.045)	(.046)
Total distributions	(.177)	(.375)	(.385)	(.401)	(.418)	(.416)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.94	$11.18	$10.97	$11.31	$11.34	$10.77
Total ReturnC,D	(.56)%	5.41%	.34%	3.33%	9.30%	(2.50)%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%F	.48%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.49%F	.48%	.49%	.49%	.49%	.49%
Net investment income (loss)	2.81%F	2.95%	2.95%	3.17%	3.35%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$464,839	$480,405	$452,516	$468,086	$452,845	$404,493
Portfolio turnover rate	15%F	12%	18%	17%	12%	9%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2018

Days	% of fund's investments 6/30/18
1 - 7	84.8
8 - 30	2.8
31 - 60	8.4
61 - 90	1.8
91 - 180	1.5
>180	0.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2018
Variable Rate Demand Notes (VRDNs)	23.8%
Tender Option Bond	49.9%
Other Municipal Security	15.9%
Investment Companies	10.0%
Net Other Assets (Liabilities)	0.4%

Current 7-Day Yield

6/30/18
Fidelity® Pennsylvania Municipal Money Market Fund	1.03%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Pennsylvania Municipal Money Market Fund

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 23.8%
	Principal Amount	Value
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.68% 7/6/18, VRDN (a)(b)	$800,000	$800,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.66% 7/6/18, VRDN (b)	300,000	300,000
West Jefferson Indl. Dev. Series 2008, 1.66% 7/6/18, VRDN (b)	500,000	500,000
		1,600,000
Arkansas - 0.9%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.68% 7/6/18, VRDN (a)(b)	200,000	200,000
Series 2002, 1.66% 7/6/18, VRDN (a)(b)	100,000	100,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.59% 7/6/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,000,000	2,000,000
		2,300,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.58% 7/6/18, VRDN (a)(b)	100,000	100,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.6% 7/6/18, VRDN (a)(b)	400,000	400,000
Series 2003 B, 1.67% 7/6/18, VRDN (a)(b)	200,000	200,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.61% 7/6/18, VRDN (b)	200,000	200,000
Series I, 1.61% 7/6/18, VRDN (b)	100,000	100,000
		900,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.63% 7/6/18, VRDN (b)	800,000	800,000
Series 2010 B1, 1.61% 7/6/18, VRDN (b)	100,000	100,000
		900,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.68% 7/6/18, VRDN (a)(b)	400,000	400,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.66% 7/6/18, VRDN (a)(b)	100,000	100,000
Pennsylvania - 20.9%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 1.55% 7/6/18, LOC PNC Bank NA, VRDN (a)(b)	4,120,000	4,120,000
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 1.71% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	780,000	780,000
Chester County Health & Ed. Auth. Rev. 1.56% 7/6/18, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,235,000	3,235,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1.61% 7/6/18, LOC Manufacturers & Traders Trust Co., VRDN (b)	2,600,000	2,600,000
(Willow Valley Retirement Proj.) Series 2009 B, 1.51% 7/6/18, LOC PNC Bank NA, VRDN (b)	8,340,000	8,340,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 1.57% 7/6/18, LOC PNC Bank NA, VRDN (a)(b)	400,000	400,000
Series 2004 B, 1.59% 7/6/18, LOC PNC Bank NA, VRDN (b)	200,000	200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Keystone College Proj.) Series 2001 H5, 1.51% 7/6/18, LOC PNC Bank NA, VRDN (b)	4,275,000	4,275,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 1.54% 7/6/18, LOC TD Banknorth, NA, VRDN (a)(b)	4,665,000	4,665,000
Series 2005 C2, 1.52% 7/6/18, LOC Royal Bank of Canada, VRDN (a)(b)	2,060,000	2,060,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 1.58% 7/6/18, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,155,000	1,155,000
(The Franklin Institute Proj.) Series 2006, 1.55% 7/6/18, LOC Bank of America NA, VRDN (b)	2,950,000	2,950,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, 1.48% 7/6/18, LOC TD Banknorth, NA, VRDN (b)	4,100,000	4,100,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 1.61% 7/6/18, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,700,000	2,700,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 1.56% 7/6/18, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
		54,255,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.65% 7/6/18, VRDN (a)(b)	600,000	600,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.65% 7/6/18, VRDN (a)(b)	700,000	700,000
		1,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $61,855,000)		61,855,000

Tender Option Bond - 49.9%
Pennsylvania - 49.9%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.61% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	2,600,000	2,600,000
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,165,000	2,165,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,800,000	2,800,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(c)	4,000,000	4,000,000
Series Floaters XF 06 02, 1.54% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	4,695,000	4,695,000
Series Floaters XM 06 13, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,700,000	2,700,000
Series Putters 0047, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,605,000	4,605,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 1.55% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	3,750,000	3,750,000
Northampton County Gen. Purp. College Rev. Participating VRDN:
Series Floaters XL 00 48, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,400,000	3,400,000
Series Floaters ZM 05 17, SIFMA Municipal Swap Index + 0.030% 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	7,500,000	7,500,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	5,153,500	5,153,500
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.56% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	6,405,000	6,405,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,770,000	2,770,000
Series Floaters XF 24 54, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,200,000	5,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	4,000,000	4,000,000
Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)(e)	5,900,000	5,900,000
Participating VRDN:
Series Floaters XF 25 53, 1.52% 7/6/18 (Liquidity Facility Citibank NA) (b)(c)	2,740,000	2,740,000
Series Floaters XG 01 06, 1.53% 7/6/18 (Liquidity Facility Bank of America NA) (b)(c)	4,095,000	4,095,000
Series MS 3252, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,035,000	5,035,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series Floaters E 101, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(c)	6,200,000	6,200,000
Series XX 10 44, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,000,000	3,000,000
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 14 XM0005, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)	4,625,000	4,625,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,330,000	5,330,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series 2017, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,160,000	3,160,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, SIFMA Municipal Swap Index + 0.200% 1.54%, tender 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	18,880,000	18,880,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Floaters YX 10 75, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,800,000	2,800,000
TOTAL TENDER OPTION BOND
(Cost $129,348,500)		129,348,500

Other Municipal Security - 15.9%
Georgia - 0.7%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.61%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (b)(e)	1,865,000	1,865,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.7% tender 7/17/18, CP mode	200,000	200,000
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.68% tender 7/2/18 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	900,000	900,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 1.6% tender 8/10/18, CP mode	200,000	200,000
Series 92, 1.5% tender 7/9/18, CP mode	100,000	100,000
		1,200,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 1.65% tender 8/9/18, CP mode	300,000	300,000
Series 90 A, 1.55% tender 7/9/18, CP mode (a)	300,000	300,000
Series A1, 1.35% tender 7/12/18, CP mode (a)	700,000	700,000
		1,300,000
Pennsylvania - 14.1%
Northampton County Gen. Purp. Auth. Hosp. Rev. Bonds (St Lukes Hosp. & Health Ntw Proj.) Series 2008 A:
5.375% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	2,830,000	2,843,275
5.5% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	5,460,000	5,487,607
5.5% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	7,450,000	7,486,103
Pennsylvania Gen. Oblig. Bonds:
Series 2009:
5% 7/1/18	6,095,000	6,095,000
5% 4/15/19	1,690,000	1,733,263
Series 2012, 5% 7/1/18	4,400,000	4,400,000
Series 2014, 5% 7/1/18	1,300,000	1,300,000
Series 2016, 5% 9/15/18	4,500,000	4,532,725
Philadelphia Arpt. Rev. Series B2, 1.75% 8/2/18, LOC PNC Bank NA, CP (a)	2,700,000	2,700,000
		36,577,973
TOTAL OTHER MUNICIPAL SECURITY
(Cost $41,142,973)		41,142,973
	Shares	Value

Investment Company - 10.0%
Fidelity Municipal Cash Central Fund, 1.15%(g)(h)
(Cost $26,008,477)	26,006,587	26,008,477
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $258,354,950)		258,354,950
NET OTHER ASSETS (LIABILITIES) - 0.4%		920,377
NET ASSETS - 100%		$259,275,327

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,700,000 or 4.9% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,625,000 or 1.8% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$2,800,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada)	7/1/16	$4,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	8/11/16	$5,900,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$153,730
Total	$153,730

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $232,346,473)	$232,346,473
Fidelity Central Funds (cost $26,008,477)	26,008,477
Total Investment in Securities (cost $258,354,950)		$258,354,950
Receivable for investments sold		81
Receivable for fund shares sold		35,630
Interest receivable		1,232,210
Distributions receivable from Fidelity Central Funds		26,087
Other receivables		26
Total assets		259,648,984
Liabilities
Payable to custodian bank	$3,902
Payable for fund shares redeemed	250,097
Distributions payable	10,551
Accrued management fee	109,107
Total liabilities		373,657
Net Assets		$259,275,327
Net Assets consist of:
Paid in capital		$259,285,509
Undistributed net investment income		272
Accumulated undistributed net realized gain (loss) on investments		(10,454)
Net Assets, for 259,032,611 shares outstanding		$259,275,327
Net Asset Value, offering price and redemption price per share ($259,275,327 ÷ 259,032,611 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$1,696,740
Income from Fidelity Central Funds		153,730
Total income		1,850,470
Expenses
Management fee	$676,940
Independent trustees' fees and expenses	589
Total expenses before reductions	677,529
Expense reductions	(23)
Total expenses after reductions		677,506
Net investment income (loss)		1,172,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,163)
Fidelity Central Funds	1,126
Total net realized gain (loss)		(14,037)
Net increase in net assets resulting from operations		$1,158,927

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,172,964	$1,276,381
Net realized gain (loss)	(14,037)	33,574
Net increase in net assets resulting from operations	1,158,927	1,309,955
Distributions to shareholders from net investment income	(1,172,693)	(1,276,467)
Distributions to shareholders from net realized gain	–	(28,975)
Total distributions	(1,172,693)	(1,305,442)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	20,027,024	36,618,519
Reinvestment of distributions	1,108,471	1,243,608
Cost of shares redeemed	(46,840,512)	(158,398,364)
Net increase (decrease) in net assets and shares resulting from share transactions	(25,705,017)	(120,536,237)
Total increase (decrease) in net assets	(25,718,783)	(120,531,724)
Net Assets
Beginning of period	284,994,110	405,525,834
End of period	$259,275,327	$284,994,110
Other Information
Undistributed net investment income end of period	$272	$1

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.004	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.004	.001	–A	–A	–A
Distributions from net investment income	(.004)	(.004)	(.001)	–A	–A	–A
Distributions from net realized gain	–	–A	–A	–A	–	–
Total distributions	(.004)	(.004)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.43%	.40%	.09%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.50%	.35%	.06%	.07%	.11%
Expenses net of all reductions	.50%F	.50%	.35%	.06%	.07%	.11%
Net investment income (loss)	.87%F	.38%	.07%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$259,275	$284,994	$405,526	$731,701	$760,467	$789,696

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$438,793,679	$10,084,506	$(3,781,227)	$6,303,279
Fidelity Pennsylvania Municipal Money Market Fund	258,354,950	–	–	–

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $33,679,256 and $56,799,834, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pennsylvania Municipal Income Fund	.03

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$679

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Income Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Pennsylvania Municipal Income Fund	$1,769

In addition, through an arrangement with the Money Market Fund's custodian, $23 of credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$1,436

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$1,000.00	$994.40	$2.42
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Pennsylvania Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,004.30	$2.48
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

PFR-SANN-0818
1.705577.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 23, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 23, 2018